Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions	Total	Share capital	Merger reserve	Contributed surplus	Retained earnings (deficit)		Accumulated other comprehensive loss
Balance, beginning of year at Dec. 31, 2018		$ 1,280		$ 4	$ (168)		$ (197)
Issue of common shares upon exercise of options		1
Purchase of shares including shares accrued in prior year		(27)			(21)
Reverse accrual for common shares repurchased and cancelled under ASPP		24			18
Stock-based compensation				1
Stock options exercised	$ 1			(1)
Earnings (loss)	(42)				(42)
Common share dividends					(86)
Other comprehensive income, net of tax	14						14
Balance, end of year at Dec. 31, 2019	704	1,278	$ (96)	4	(299)	[1]	(183)
Equity [abstract]
Purchase of shares including shares accrued in prior year		(27)			(21)
Deficit arising on cashless exercise of warrants in 2013					(263)
All other retained earnings (deficit)					(36)
Issue of common shares upon exercise of options		7
Purchase of shares including shares accrued in prior year		(18)
Reverse accrual for common shares repurchased and cancelled under ASPP		0			0
Stock-based compensation				1
Stock options exercised	1			(1)
Earnings (loss)	497				497
Common share dividends					(72)
Other comprehensive income, net of tax	12						12
Balance, end of year at Dec. 31, 2020	$ 1,120	1,267	$ (96)	$ 4	116		$ (171)
Equity [abstract]
Purchase of shares including shares accrued in prior year		$ (18)
Deficit arising on cashless exercise of warrants in 2013					(263)
All other retained earnings (deficit)					$ 379

[1]

(i) Retained earnings (deficit) comprised of:
Deficit arising on cashless exercise of warrants in 2013	15	$(263)	$(263)
All other retained earnings (deficit)		379	(36)
		$116	$(299)